Revenue from Contracts with Customers - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue from Contracts with Customers [Line Items]
Revenue increased amount	$ 310,100		$ 466,800
Total revenue	$ 2,190,501	$ 1,880,367	$ 3,244,242	$ 2,777,423